Financial and capital risk management - Sensitivity Analysis - Exposure to Exchange Rates (Details) R$ in Thousands	12 Months Ended
	Jun. 30, 2024 BRL (R$) R$ / $	Mar. 01, 2023 R$ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | R$ / $		5.21
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expense on profit or loss, Scenario 1	R$ 1,659
Expense on profit or loss, Scenario 2	(18,734)
Expense on profit or loss, Scenario 3	(39,127)
Currency risk | Net impacts on commercial operations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expense on profit or loss, Scenario 1	1,906
Expense on profit or loss, Scenario 2	(21,525)
Expense on profit or loss, Scenario 3	R$ (44,956)
Currency risk | Cash Equivalents | U. S. Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | R$ / $	5.4481
Expense on profit or loss, Scenario 1	R$ (219)
Expense on profit or loss, Scenario 2	2,477
Expense on profit or loss, Scenario 3	R$ 5,174
Currency risk | Trade receivables | U. S. Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | R$ / $	5.4481
Expense on profit or loss, Scenario 1	R$ (6,578)
Expense on profit or loss, Scenario 2	74,278
Expense on profit or loss, Scenario 3	R$ 155,133
Currency risk | Trade payables | U. S. Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | R$ / $	5.4481
Expense on profit or loss, Scenario 1	R$ 6,645
Expense on profit or loss, Scenario 2	(75,043)
Expense on profit or loss, Scenario 3	R$ (156,731)
Currency risk | Borrowings | U. S. Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | R$ / $	5.4481
Expense on profit or loss, Scenario 1	R$ 2,058
Expense on profit or loss, Scenario 2	(23,237)
Expense on profit or loss, Scenario 3	R$ (48,532)
Currency risk | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate | R$ / $	5.4481
Expense on profit or loss, Scenario 1	R$ (247)
Expense on profit or loss, Scenario 2	2,791
Expense on profit or loss, Scenario 3	R$ 5,829